Provisions - Spanish Entities - Funding Status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Total defined benefit expenses recognized in the consolidated income statements	€ 72	€ 84		€ 88
Actuarial gains and losses on defined benefit pension plans	1,677	(618)	[1]	157
Post-Employment Plans
Disclosure of net defined benefit liability (asset) [line items]
To current employees	59	60		138	€ 50	€ 48
Vested obligations to retired employees	5,393	5,332		5,662	4,423	4,551
To pre-retirees	0	0		0	0	0
Long-service bonuses and other benefits	0	0		0	0	0
Other	42	35		112	383	380
Present value of the obligations	5,494	5,427		5,912	4,856	4,979
Fair value of plan assets	1,547	1,500		1,640	157	157
Provisions - Provisions for pensions	3,947	3,927		4,272	4,699	4,822
Internal provisions for pensions	3,759	3,720		4,036	4,432	4,524
Insurance contracts linked to pensions	192	210		238	269	299
Unrecognized net assets for pensions	(4)	(3)		(2)	(2)	(1)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	12	18		16
Interest cost	53	73		79
Expected return on insurance contracts linked to pensions	(2)	(4)		(4)
Actuarial (gains)/losses recognized in the year	0	0		0
Past service cost	3	3		0
Pre-retirement cost	1	1		0
Other	(29)	(4)		(2)
Total defined benefit expenses recognized in the consolidated income statements	38	87		89
Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
To current employees	0	0		0	0	0
Vested obligations to retired employees	0	0		0	0	0
To pre-retirees	1,317	1,187		1,647	1,644	1,801
Long-service bonuses and other benefits	18	17		13	13	12
Other	0	0		0	0	0
Present value of the obligations	1,335	1,204		1,660	1,657	1,813
Fair value of plan assets	14	15		17	0	0
Provisions - Provisions for pensions	1,321	1,189		1,643	1,657	1,813
Internal provisions for pensions	1,321	1,189		1,642	1,657	1,813
Insurance contracts linked to pensions	0	0		1	0	0
Unrecognized net assets for pensions	0	0		0	€ 0	€ 0
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	1	1		1
Interest cost	15	18		21
Expected return on insurance contracts linked to pensions	0	0		0
Actuarial (gains)/losses recognized in the year	7	7		13
Past service cost	1	5		0
Pre-retirement cost	687	208		248
Other	(2)	0		0
Total defined benefit expenses recognized in the consolidated income statements	709	239		283
SPAIN
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Actuarial gains and losses on defined benefit pension plans	€ 278	€ (65)		€ (41)

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).